16. CONVERTIBLE PROMISSORY NOTES AND EMBEDDED DERIVATIVE LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Principal Amount Issued	$ 613,000
Unamortized Discount at 12/31/12	43,000	83,000
Principal Balance, 12/31/12	120,000	235,000
IssuedDateFebruaryTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	32,000
Nominal Interest Rate	8.00%
Maturity	November 2011
Unamortized Discount at 12/31/12
Effective Interest Rate	147.00%
Principal Balance, 12/31/12
IssuedDateMayTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	100,000
Nominal Interest Rate	8.00%
Maturity	February 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	147.00%
Principal Balance, 12/31/12
IssuedDateJulyTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	79,000
Nominal Interest Rate	8.00%
Maturity	April 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	147.00%
Principal Balance, 12/31/12
IssuedDateSeptemberTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	52,000
Nominal Interest Rate	8.00%
Maturity	June 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	123.00%
Principal Balance, 12/31/12
IssuedDateOctoberTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	52,000
Nominal Interest Rate	8.00%
Maturity	July 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	147.00%
Principal Balance, 12/31/12
IssuedDateNovemberTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	52,000
Nominal Interest Rate	8.00%
Maturity	August 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	92.00%
Principal Balance, 12/31/12
IssuedDateJanuaryTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	52,000
Nominal Interest Rate	8.00%
Maturity	October 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	130.00%
Principal Balance, 12/31/12
IssuedDateAprilTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	43,000
Nominal Interest Rate	8.00%
Maturity	January 2013
Unamortized Discount at 12/31/12
Effective Interest Rate	125.00%
Principal Balance, 12/31/12
IssuedDateJuneTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	43,000
Nominal Interest Rate	8.00%
Maturity	March 2013
Unamortized Discount at 12/31/12
Effective Interest Rate	141.00%
Principal Balance, 12/31/12	12,000
IssuedDateAugustTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	43,000
Nominal Interest Rate	8.00%
Maturity	May 2013
Unamortized Discount at 12/31/12	12,000
Effective Interest Rate	142.00%
Principal Balance, 12/31/12	43,000
IssuedDateSeptemberTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	32,000
Nominal Interest Rate	8.00%
Maturity	June 2013
Unamortized Discount at 12/31/12	14,000
Effective Interest Rate	122.00%
Principal Balance, 12/31/12	32,000
IssuedDateNovemberTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	33,000
Nominal Interest Rate	8.00%
Maturity	August 2013
Unamortized Discount at 12/31/12	17,000
Effective Interest Rate	101.00%
Principal Balance, 12/31/12	$ 33,000